Fair Value Measurement (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Carey Commercial Mortgage Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Proceeds from investments	$ (13.0)
Fair value of investment		$ 12.8
Estimated Net Operating Income [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	9.50%
Estimated Residual Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	9.50%
Residual Capitalization [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	8.10%
Future Property [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	5.50%
Minimum [Member] | Estimated Net Operating Income [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	3.50%
Minimum [Member] | Estimated Residual Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	6.00%
Minimum [Member] | Residual Capitalization [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	7.00%
Minimum [Member] | Future Property [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	2.70%
Maximum [Member] | Estimated Net Operating Income [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	15.30%
Maximum [Member] | Estimated Residual Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	13.30%
Maximum [Member] | Residual Capitalization [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	12.50%
Maximum [Member] | Future Property [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	8.60%